Restructuring Charges - Charges Incurred Related to Shutdown (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																	12 Months Ended			27 Months Ended
	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Restructuring and Related Cost [Abstract]
Restructuring charges	$ 0	$ 100	[1]	$ 100	[1]	$ 200	[1]	$ 1,016	[1]	$ 5,400	[1]	$ 97,000	[1]	$ (100)	[1]	$ 100	[1]	$ 1,378	$ 102,404	$ 24,464	$ 128,246
Property and equipment impairment
Restructuring and Related Cost [Abstract]
Restructuring charges								0										0	66,521	7,068	73,589
Severance and benefit costs
Restructuring and Related Cost [Abstract]
Restructuring charges								639										688	19,373	15,004	35,065
Write-off of related spare parts and inventory
Restructuring and Related Cost [Abstract]
Restructuring charges								0										0	6,934	2,278	9,212
Trademark Impairment [Member]
Restructuring and Related Cost [Abstract]
Restructuring charges								0										0	3,693	0	3,693
Write-off of purchase obligations and commitments
Restructuring and Related Cost [Abstract]
Restructuring charges								(594)										(594)	2,420	0	1,826
Other miscellaneous costs
Restructuring and Related Cost [Abstract]
Restructuring charges								$ 971										$ 1,284	$ 3,463	$ 114	$ 4,861

[1]	Represents costs primarily associated with the closure of the former Sartell mill in 2012